UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
December 1, 2023 to December 29, 2023

Commission File Number of issuing entity: 333-269194-01

Commission Index Key Number of issuing entity: 0001976946

Volkswagen Auto Loan Enhanced Trust 2023-1

(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor: 333-269194

Commission Index Key Number of the depositor: 0001182534

Volkswagen Auto Lease/Loan Underwritten Funding, LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0000833733 VW Credit, Inc.

(Exact name of sponsor as specified in its charter)

Delaware (State or other jurisdiction of incorporation or organization of the issuing entity)
35-7370702
(I.R.S. Employer Identification No.)
1950 Opportunity Way, Suite 1500, Reston, Virginia	20190
(Address of principal executive offices of the issuing entity)	(Zip Code)

(703) 364-7000

(Telephone number, including area code)

N/A

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Class A-1 Notes			☒
Class A-2 Notes			☒
Class A-3 Notes			☒
Class A-4 Notes			☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes   ☒    No  ☐

PART I—DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the receivables that comprise the assets of Volkswagen Auto Loan Enhanced Trust 2023-1 is set forth in the monthly servicer’s certificate attached as Exhibit 99.1.

Item 1A.  Asset-Level Information

The Asset Data File and Asset Related Document filed as Exhibit 102 and Exhibit 103, respectively, to the Form ABS-EE filed by the issuing entity, Volkswagen Auto Loan Enhanced Trust 2023-1, on January 22, 2024 are hereby incorporated by reference into this Form 10-D.

PART II—OTHER INFORMATION

Item 2. Legal Proceedings.

Not applicable

Item 3. Sales of Securities and Use of Proceeds.

Not applicable

Item 4. Defaults Upon Senior Securities.

Not applicable

Item 5. Submission of Matters to a Vote of Security Holders.

Not applicable

Item 6. Significant Obligors of Pool Assets.

Not applicable

Item 7. Change in Sponsor Interest in Securities.

Not applicable

Item 8. Significant Enhancement Provider Information.

Not applicable

Item 9. Other Information.

No assets securitized by VW Credit, Inc. (the “Securitizer”) and held by Volkswagen Auto Loan Enhanced Trust 2023-1 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period from December 1, 2023 to December 29, 2023. Please refer to the Form ABS-15G dated February 10, 2023, filed by the Securitizer for additional information. The CIK number of the Securitizer is 0000833733.

Item 10. Exhibits.

Exhibit 99.1	Monthly Distribution report for the collection period commencing on December 1, 2023 to December 29, 2023.

Exhibit 102	Asset Data File for the reporting period December 1, 2023 to December 29, 2023 (Exhibit 102 to Form ABS-EE filed by Volkswagen Auto Loan Enhanced Trust 2023-1 with the SEC on January 22, 2024 is incorporated by reference herein).

Exhibit 103

Asset Data File for the reporting period December 1, 2023 to December 29, 2023 (Exhibit 103 to Form ABS-EE filed by Volkswagen Auto Loan Enhanced Trust 2023-1 with the SEC on January 22, 2024 is incorporated by reference herein).

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

January 22, 2024	Volkswagen Auto LOAN ENHANCED TRUST 2023-1

By VW Credit, Inc., as Servicer

	By:	/s/ Jodi Jay
	Name:	Jodi Jay
	Title:	Sr. Director Financial Reporting